Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	2021	2020
Leasehold improvements	$1,522	$1,522
Office equipment	622	504
Furniture and fixtures	257	257
Property and equipment, gross	2,401	2,283
Accumulated depreciation	(2,214)	(2,116)
Property and equipment, net	$187	$167